Financial Instruments and Derivatives Financial Instruments, Other Than Investment in Direct Financing Leases, Investment in Subsidiaries and Affiliates, Pension Obligations and Insurance Contracts (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011	Mar. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading securities	¥ 33,041		¥ 12,817
Assets	8,439,710		8,332,830		8,561,910
Liabilities	6,710,516		6,874,726
Cash and Cash Equivalents	826,296		786,892		732,127	639,087
Restricted cash	106,919		123,295
Time deposits	8,356		24,070
Short-Term Debt	420,726		457,973
Deposits	1,078,587		1,103,514
Long-term debt	4,061,534		4,267,480
Trading Instruments | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading securities	2,184		384
Trading Instruments | Level 1 | Futures, Foreign exchange contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	147		649
Liabilities	0		412
Trading Instruments | Level 1 | Credit derivatives held/written
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	0		0
Liabilities	0		0
Trading Instruments | Level 1 | Options Held (Written), Caps Held and Other
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	0		0
Liabilities	0		0
Trading Instruments | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading securities	30,857		12,433
Trading Instruments | Level 2 | Futures, Foreign exchange contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	0		43
Liabilities	0		70
Trading Instruments | Level 2 | Credit derivatives held/written
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	370		97
Liabilities	100		23
Trading Instruments | Level 2 | Options Held (Written), Caps Held and Other
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	3,555		631
Liabilities	3,530		4,430
Trading Instruments | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading securities	0		0
Trading Instruments | Level 3 | Futures, Foreign exchange contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	0		0
Liabilities	0		0
Trading Instruments | Level 3 | Credit derivatives held/written
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	0		0
Liabilities	0		0
Trading Instruments | Level 3 | Options Held (Written), Caps Held and Other
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	2,099		5,293
Liabilities	0		0
Non Trading Instruments | Level 1 | Futures, Foreign exchange contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	0		0
Liabilities	0		0
Non Trading Instruments | Level 1 | Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	826,296		786,892
Restricted cash	106,919		123,295
Time deposits	0		0
Installment loans (net of allowance for probable loan losses)	0		0
Non Trading Instruments | Level 1 | Investment in securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Practicable to estimate fair value	166,398		173,056
Not practicable to estimate fair value	0	[1]	0	[2]
Non Trading Instruments | Level 1 | Liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-Term Debt	0		0
Deposits	0		0
Long-term debt	0		0
Non Trading Instruments | Level 1 | Foreign currency swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	0		0
Liabilities	0		0
Non Trading Instruments | Level 1 | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	0		0
Liabilities	0		0
Non Trading Instruments | Level 2 | Futures, Foreign exchange contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	883		335
Liabilities	4,685		5,015
Non Trading Instruments | Level 2 | Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	0		0
Restricted cash	0		0
Time deposits	8,356		24,070
Installment loans (net of allowance for probable loan losses)	82,125		78,934
Non Trading Instruments | Level 2 | Investment in securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Practicable to estimate fair value	552,394		521,603
Not practicable to estimate fair value	0	[1]	0	[2]
Non Trading Instruments | Level 2 | Liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-Term Debt	420,726		457,973
Deposits	1,081,273		1,107,440
Long-term debt	1,486,219		1,491,620
Non Trading Instruments | Level 2 | Foreign currency swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	2,890		5,540
Liabilities	8,263		5,432
Non Trading Instruments | Level 2 | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	4,654		4,624
Liabilities	1,459		1,277
Non Trading Instruments | Level 3 | Futures, Foreign exchange contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	0		0
Liabilities	0		0
Non Trading Instruments | Level 3 | Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	0		0
Restricted cash	0		0
Time deposits	0		0
Installment loans (net of allowance for probable loan losses)	2,543,007		2,590,262
Non Trading Instruments | Level 3 | Investment in securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Practicable to estimate fair value	142,778		243,655
Not practicable to estimate fair value	0	[1]	0	[2]
Non Trading Instruments | Level 3 | Liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-Term Debt	0		0
Deposits	0		0
Long-term debt	2,595,693		2,770,992
Non Trading Instruments | Level 3 | Foreign currency swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	0		0
Liabilities	0		0
Non Trading Instruments | Level 3 | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	0		0
Liabilities	0		0
Carrying amount | Trading Instruments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading securities	33,041		12,817
Carrying amount | Trading Instruments | Futures, Foreign exchange contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	147		692
Liabilities	0		482
Carrying amount | Trading Instruments | Credit derivatives held/written
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	370		97
Liabilities	100		23
Carrying amount | Trading Instruments | Options Held (Written), Caps Held and Other
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	5,654		5,924
Liabilities	3,530		4,430
Carrying amount | Non Trading Instruments | Futures, Foreign exchange contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	883		335
Liabilities	4,685		5,015
Carrying amount | Non Trading Instruments | Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	826,296		786,892
Restricted cash	106,919		123,295
Time deposits	8,356		24,070
Installment loans (net of allowance for probable loan losses)	2,602,737		2,650,162
Carrying amount | Non Trading Instruments | Investment in securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Practicable to estimate fair value	852,550		935,495
Not practicable to estimate fair value	208,077	[1]	199,078	[2]
Carrying amount | Non Trading Instruments | Liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-Term Debt	420,726		457,973
Deposits	1,078,587		1,103,514
Long-term debt	4,061,534		4,267,480
Carrying amount | Non Trading Instruments | Foreign currency swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	2,890		5,540
Liabilities	8,263		5,432
Carrying amount | Non Trading Instruments | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	4,654		4,624
Liabilities	1,459		1,277
Estimated fair value | Trading Instruments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading securities	33,041		12,817
Estimated fair value | Trading Instruments | Futures, Foreign exchange contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	147		692
Liabilities	0		482
Estimated fair value | Trading Instruments | Credit derivatives held/written
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	370		97
Liabilities	100		23
Estimated fair value | Trading Instruments | Options Held (Written), Caps Held and Other
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	5,654		5,924
Liabilities	3,530		4,430
Estimated fair value | Non Trading Instruments | Futures, Foreign exchange contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	883		335
Liabilities	4,685		5,015
Estimated fair value | Non Trading Instruments | Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	826,296		786,892
Restricted cash	106,919		123,295
Time deposits	8,356		24,070
Installment loans (net of allowance for probable loan losses)	2,625,132		2,669,196
Estimated fair value | Non Trading Instruments | Investment in securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Practicable to estimate fair value	861,570		938,314
Not practicable to estimate fair value	208,077	[1]	199,078	[2]
Estimated fair value | Non Trading Instruments | Liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-Term Debt	420,726		457,973
Deposits	1,081,273		1,107,440
Long-term debt	4,081,912		4,262,612
Estimated fair value | Non Trading Instruments | Foreign currency swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	2,890		5,540
Liabilities	8,263		5,432
Estimated fair value | Non Trading Instruments | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	4,654		4,624
Liabilities	¥ 1,459		¥ 1,277

[1]	The fair value of investment securities of ¥208,077 million was not estimated, as it was not practical.
[2]	The fair value of investment securities of ¥199,078 million was not estimated, as it was not practical.